Supplement to the
Fidelity® Multi-Manager Target Date Funds
Class L and Class N
May 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity® Multi-Manager Target Date Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

OLF-L-OLF-N-17-01 1.9586099.105	September 11, 2017

Supplement to the
Fidelity® Multi-Manager Target Date Funds
May 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity® Multi-Manager Target Date Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following information supplements similar information found in the "Description of Underlying Strategic Advisers and Fidelity Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

OLFB-17-01 1.9585673.106	September 11, 2017

Supplement to the
Fidelity® Multi-Manager Target Date Funds
Class L and Class N
May 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity® Multi-Manager Target Date Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following information supplements similar information found in the "Description of Underlying Strategic Advisers and Fidelity Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

OLF-L-OLF-NB-17-01 1.9587292.106	September 11, 2017

Supplement to the
Fidelity® Multi-Manager Target Date Funds
May 30, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity® Multi-Manager Target Date Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

OLF-17-01 1.9584471.108	September 11, 2017